Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Feb. 13, 2022	Feb. 09, 2022
Subsequent Events (Details) [Line Items]
Aggregate ordinary shares		6,326,758
Aggregate amount		$ 64,996,857.71
Aggregate per shares		$ 10.27
Ordinary shares issued and outstanding		5,477,242
Principal amount	$ 750,000
Promissory note, description	(i) the date on which the Company consummates its initial business combination and (ii) the date that the winding up of the Company is effective. At the election of the Sponsor, up to $600,000 of the unpaid principal amount of the Note may be converted into units of the Company, each unit consisting of one Class A share of the Company, one right exchangeable into one-tenth of one Cass A ordinary share and one warrant exercisable for one-half of one Class A ordinary share of the Company upon the consummation of an initial business combination (the “Conversion Units”), equal to (x) the portion of the principal amount of the Note being converted, divided by (y) $10.00 rounded up to the nearest whole number of units. The Conversion Units are identical to the units issued by the Company to the Sponsor in a private placement in connection with the Company’s initial public offering. The Conversion Units and their underlying securities are entitled to the registration rights set forth in the Note. As of March 1, 2022, $300,000 was drawn on the note and remains outstanding.